AURORA 10Q - UNAUDITED AND AUDITED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary stock subject to possible redemption, outstanding (in shares)	108,721,433	108,721,433	108,721,433	108,721,433	107,634,678
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	355,309,046	355,309,046		355,309,046
Ordinary shares issued	98,370,492	98,078,356		99,067,159
Ordinary shares outstanding	98,370,492	98,078,356		99,067,159
Class A ordinary share
Common stock, authorized (in shares)	8,000,000	8,000,000		8,000,000
Ordinary shares issued	8,000,000	8,000,000		8,000,000
Ordinary shares outstanding	8,000,000	8,000,000		8,000,000
Class B ordinary shares
Common stock, authorized (in shares)	192,457,901	192,457,901		192,457,901
Ordinary shares issued	56,089,586	56,089,586		56,089,586
Ordinary shares outstanding	56,089,586	56,089,586		56,089,586
Aurora Acquisition Corp
Preference shares, par value, (per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares, share authorized	5,000,000	5,000,000		5,000,000
Preference shares, share issued	0	0		0
Preference shares, share outstanding	0	0		0
Aurora Acquisition Corp | Class A ordinary share
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	500,000,000	500,000,000		500,000,000
Aurora Acquisition Corp | Class A ordinary shares subject to possible redemption
Class A ordinary stock subject to possible redemption, outstanding (in shares)	212,598	24,300,287		24,300,287
Class A common stock subject to possible redemption, price per share	$ 10.36	$ 10.15
Aurora Acquisition Corp | Class A ordinary shares not subject to possible redemption
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	500,000,000	500,000,000
Ordinary shares issued	1,836,240	3,500,000		3,500,000
Ordinary shares outstanding	1,836,240	3,500,000		3,500,000
Aurora Acquisition Corp | Class B ordinary shares
Ordinary shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	50,000,000	50,000,000		50,000,000
Ordinary shares issued	6,950,072	6,950,072		6,950,072
Ordinary shares outstanding	6,950,072	6,950,072		6,950,072